Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue
Revenue from contracts with customers	€ 4,659,266	€ 4,590,009	€ 9,208,170	€ 8,994,506
Revenue from insurance contracts	156,826	141,637	297,222	255,929
Revenue from lease contracts	9,184	25,034	24,102	54,614
Revenue	4,825,276	4,756,680	9,529,494	9,305,049
Health care services
Revenue
Revenue from contracts with customers	3,671,802	3,640,283	7,244,137	7,132,798
Revenue from insurance contracts	156,826	141,637	297,222	255,929
Revenue	3,828,628	3,781,920	7,541,359	7,388,727
Health care products
Revenue
Revenue from contracts with customers	987,464	949,726	1,964,033	1,861,708
Revenue from lease contracts	9,184	25,034	24,102	54,614
Revenue	€ 996,648	€ 974,760	€ 1,988,135	€ 1,916,322